Condensed consolidated statement of changes in equity - EUR (€) € in Millions	Total	Adjustment	[1]	Adjusted balance	Share capital and share premium	Share capital and share premium Adjusted balance	Other reserves	Other reserves Adjusted balance	Retained earnings	Retained earnings Adjustment	[1]	Retained earnings Adjusted balance	Shareholders' equity (parent)	Shareholders' equity (parent) Adjustment	[1]	Shareholders' equity (parent) Adjusted balance	Non-controlling interests	Non-controlling interests Adjustment	[1]	Non-controlling interests Adjusted balance
Balance at beginning of period at Dec. 31, 2022	€ 57,004	€ (46)		€ 56,959	€ 17,154	€ 17,154	€ (2,192)	€ (2,192)	€ 41,538	€ (45)		€ 41,493	€ 56,500	€ (45)		€ 56,455	€ 504	€ (1)		€ 503
Net result	3,306								3,206				3,206				100
Other comprehensive income	186						68						68				118
Total comprehensive income	3,492						68		3,206				3,274				218
Dividends 18	(1,408)								(1,408)				(1,408)
Share buyback programme, commitment	(1,500)								(1,500)				(1,500)
Share buyback programme, shares purchased	(42)						(188)		146				(42)
Share buyback programme, cancellation of shares					(1)		1,201		(1,200)
Employee share-based compensation plans	20						41		(21)				20				0
Other changes in treasury shares	0						0						0
Transfers							(599)		599
Increase (decrease) through other changes, equity	(8)								(8)				(8)				0
Balance at end of period at Jun. 30, 2023	57,513				17,153		(1,668)		41,308				56,793				721
Balance at beginning of period at Dec. 31, 2023	55,628				17,151		(2,767)		40,299				54,684				944
Net result	4,575								4,456				4,456				118
Other comprehensive income	570						564						564				7
Total comprehensive income	5,145						564		4,456				5,020				125
Dividends recognised as distributions to owners	2,750								2,497				2,497				253
Share buyback programme, commitment	(2,500)								(2,500)				(2,500)
Share buyback programme, shares purchased	(43)						(1,576)		1,533				(43)
Share buyback programme, cancellation of shares	0				(2)		2,500		(2,498)
Employee share-based compensation plans	23						43		(19)				24				0
Other changes in treasury shares	2						2						2
Transfers	0						(308)		308
Increase (decrease) through other changes, equity	(1)								(1)				(1)				0
Balance at end of period at Jun. 30, 2024	€ 55,505				€ 17,149		€ (1,542)		€ 39,081				€ 54,689				€ 816

[1]	Changes in policy following the adoption of IFRS 17 and change in policy for non-financial guarantees